Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.29%
Arizona–2.44%
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB(a)	5.25%	12/15/2038	$100	$100,381
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(a)	6.00%	07/01/2052	1,000	1,007,478
Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	1,000	794,986
				1,902,845
Arkansas–1.92%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	1,500	1,493,190
California–5.37%
California (State of) Health Facilities Financing Authority (Commonspirit Health);
Series 2020, Ref. RB(c)(d)	4.00%	04/01/2030	35	36,827
Series 2020, Ref. RB	4.00%	04/01/2049	965	822,899
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(a)(b)(d)	9.50%	01/01/2035	100	96,927
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.); Series 2023, RB(a)(b)	5.00%	07/01/2038	500	512,230
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(a)	5.00%	11/21/2045	1,650	1,633,066
San Joaquin Valley Clean Energy Authority (Green Bonds); Series 2025, RB(d)	5.50%	07/01/2035	1,000	1,084,219
				4,186,168
Colorado–1.94%
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2022, RB	5.25%	11/01/2052	1,500	1,511,357
District of Columbia–4.70%
District of Columbia (Green Bonds); Series 2022 A, RB(b)	5.50%	08/31/2034	2,500	2,769,683
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2024 A, RB	4.38%	07/15/2056	1,000	889,977
				3,659,660
Florida–3.99%
Capital Trust Agency, Inc. (Green Bonds);
Series 2021, RB(a)	4.00%	06/15/2031	700	665,009
Series 2021, RB(a)	4.00%	06/15/2051	2,000	1,429,718
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion); Series 2024, Ref. RB(b)	5.25%	07/01/2047	1,000	919,552
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(a)	5.75%	07/15/2053	100	94,394
				3,108,673
Georgia–4.03%
Atlanta (City of), GA (Beltline); Series 2016 A, Ref. RB	5.00%	01/01/2026	1,275	1,276,545
Burke (County of), GA Development Authority (The) (Georgia Power Co. Plant Vogtle); Series 1995, RB	2.20%	10/01/2032	1,750	1,458,284
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.38%	12/01/2053	250	237,411
Series 2018 A-2, RB(d)	5.50%	12/01/2028	175	168,462
				3,140,702
Illinois–5.14%
Chicago (City of), IL; Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	1,000	1,039,728
Chicago (City of), IL (Chicago Works); Series 2023 A, GO Bonds	5.50%	01/01/2039	1,000	1,030,370
Chicago (City of), IL Park District; Series 2020 D, GO Bonds (INS - BAM)(e)	4.00%	01/01/2038	1,000	937,047
Chicago (City of), IL Transit Authority; Series 2024 A, Ref. RB	5.00%	12/01/2049	1,000	997,865
				4,005,010
Indiana–1.30%
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,000	1,012,586
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–0.12%
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	6.00%	10/01/2048	$100	$91,247
Kentucky–1.18%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 B, RB(a)(b)	4.45%	01/01/2042	1,000	917,659
Louisiana–2.08%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Entergy Louisiana LLC); Series 2021 B, Ref. RB	2.50%	04/01/2036	2,000	1,623,145
Maryland–2.50%
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(b)	5.25%	06/30/2052	2,000	1,952,289
Massachusetts–1.25%
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds); Series 2015, RB	5.00%	07/01/2044	1,000	971,200
Minnesota–9.19%
Chisago (City of), MN (CDL Homes LLC); Series 2013 B, RB	6.00%	08/01/2043	1,000	987,409
Cokato (City of), MN (Cokato Charitable Trust); Series 2006 A, Ref. RB	5.25%	12/01/2026	65	63,927
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	6.00%	08/01/2035	2,300	1,777,172
Hayward (City of), MN (St. John’s Lutheran Home of Albert Lea); Series 2014, Ref. RB(f)	5.38%	10/01/2044	500	265,000
International Falls (City of), MN (Boise Cascade Corp.); Series 1999, Ref. RB(b)	6.85%	12/01/2029	115	115,229
Little Canada (City of), MN (PHS/Mayfield LLC); Series 2010, Ref. RB	6.00%	12/01/2030	250	249,247
Minneapolis & St. Paul (Cities of), MN Housing Finance Board; Series 2007 A-2, RB (CEP - GNMA)(b)	5.52%	03/01/2041	5	4,989
Minnesota (State of) Housing Finance Agency; Series 2013 B-1, RB	5.30%	08/01/2044	1,050	1,021,871
St. Paul (City of), MN Housing & Redevelopment Authority (Great Northern Lofts); Series 2004, RB	6.25%	03/01/2029	154	141,665
St. Paul (City of), MN Port Authority; Series 2007-1, RB	5.00%	08/01/2036	1,175	1,175,319
Stillwater (City of), MN (Orleans Homes);
Series 2007, RB(b)	5.38%	02/01/2032	900	887,645
Series 2007, RB(b)	5.50%	02/01/2042	510	471,899
				7,161,372
New Hampshire–3.53%
New Hampshire (State of) Business Finance Authority; Series 2025, RB	5.00%	06/01/2055	2,000	1,935,611
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(b)(d)	3.75%	07/02/2040	1,000	816,828
				2,752,439
New Jersey–3.80%
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(a)	6.50%	11/01/2052	100	102,495
New Jersey (State of) Economic Development Authority (Portal North Bridge); Series 2022 A, RB	5.00%	11/01/2052	1,000	1,006,045
New Jersey (State of) Educational Facilities Authority (Green Bonds); Series 2020 A, RB	5.00%	07/01/2037	1,790	1,857,041
				2,965,581
New Mexico–2.13%
Farmington (City of), NM (San Juan and Four Corners); Series 2016 B, Ref. RB	2.15%	04/01/2033	2,000	1,662,091
New York–28.31%
City of New York NY; Series 2025, RB(g)	5.25%	04/01/2047	1,000	1,038,512
Metropolitan Transportation Authority (Green Bonds);
Series 2020 C-1, RB	5.00%	11/15/2050	1,000	992,872
Series 2020 C-1, RB	5.25%	11/15/2055	2,000	2,030,102
Series 2024, Ref. RB	5.00%	11/15/2051	1,500	1,531,025
New York (City of), NY;
Series 2014, VRD GO Bonds(h)	1.55%	03/01/2044	3,500	3,500,000
Series 2021 F-1, GO Bonds	4.00%	03/01/2047	1,000	877,885
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2020 A, Ref. RB	4.00%	09/01/2045	1,500	1,275,393
New York (State of) Housing Finance Agency (Green Bonds); Series 2021 D-1, RB	2.65%	11/01/2051	2,965	1,844,273
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(e)	5.13%	11/15/2063	1,105	1,120,223
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB (INS - AGI)(e)	2.75%	11/15/2041	$1,000	$737,116
Series 2021 A, Ref. RB	2.88%	11/15/2046	1,000	686,203
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds); Series 2023, RB(b)	6.00%	06/30/2054	3,000	3,147,082
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB (INS - AGI)(b)(e)	5.25%	12/31/2054	2,000	2,007,060
Triborough Bridge & Tunnel Authority; Series 2021 C-3, RB	4.00%	05/15/2051	1,500	1,282,287
				22,070,033
Oregon–3.68%
Multnomah (County of), OR Hospital Facilities Authority (Terwilliger Plaza, Inc.); Series 2021, Ref. RB	4.00%	12/01/2051	2,000	1,434,664
Oregon (State of); Series 2020 M, VRD GO Bonds(h)	1.45%	12/01/2044	400	400,000
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(b)	5.50%	07/01/2053	1,000	1,031,493
				2,866,157
Pennsylvania–2.57%
Geisinger Authority (Geisinger Health System); Series 2020, Ref. RB	4.00%	04/01/2050	2,415	2,005,726
Tennessee–0.13%
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(a)	5.13%	06/01/2036	100	100,552
Washington–4.49%
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(a)(b)	5.63%	12/01/2040	2,000	2,001,468
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2035	1,500	1,501,506
				3,502,974
Wisconsin–4.50%
Somers (Village of), WI; Series 2018 B, Ref. RB	4.85%	06/01/2036	1,235	1,235,184
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University); Series 2019 A, RB (INS - AGI)(e)	5.00%	07/01/2058	100	97,109
Wisconsin (State of) Public Finance Authority (Green Bonds); Series 2021, RB(b)	4.00%	09/30/2051	2,540	2,002,510
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(a)	5.00%	06/15/2039	100	95,456
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools); Series 2019 A, RB(a)	5.50%	06/01/2054	100	79,101
				3,509,360
TOTAL INVESTMENTS IN SECURITIES(i)–100.29% (Cost $80,501,450)				78,172,016
FLOATING RATE NOTE OBLIGATIONS–(0.97)%
Note with an interest and fee rate of 2.52% at 05/31/2025 and a contractual maturity of collateral of 04/01/2047(j)				(755,000)
OTHER ASSETS LESS LIABILITIES–0.68%				527,830
NET ASSETS–100.00%				$77,944,846
Investment Abbreviations:
AGI	– Assured Guaranty Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $9,652,762, which represented 12.38% of the Fund’s Net Assets.

(b)	Security subject to the alternative minimum tax.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(g)	Underlying security related to TOB Trusts entered into by the Fund.
(h)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2025.

(i)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	5.33%

(j)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2025. At May 31, 2025, the Fund’s investments with a value of $1,038,512 are held by TOB Trusts and serve as collateral for the $755,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2025, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Environmental Focus Municipal Fund